Property and Equipment, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Finance lease ROU asset	$ 33,662	$ 33,662	$ 33,662
Less: Accumulated depreciation and amortization	(154,789)	(146,574)	(114,010)
Property and equipment, net	$ 50,116	$ 51,387	82,038
Minimum
Property and Equipment, Net
Finance lease ROU asset, estimated useful life	4 years	4 years
Maximum
Property and Equipment, Net
Finance lease ROU asset, estimated useful life	5 years	5 years
Computers and equipment
Property and Equipment, Net
Property and equipment, gross	$ 171,243	$ 164,299	$ 162,386
Computers and equipment | Minimum
Property and Equipment, Net
Property and equipment, estimated useful life	3 years	3 years
Computers and equipment | Maximum
Property and Equipment, Net
Property and equipment, estimated useful life	5 years	5 years